Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation
The consolidated financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. The accompanying interim financial statements are condensed and should be read in conjunction with the Company’s latest annual financial statements. It is management’s opinion that all adjustments necessary for a fair presentation of the results for the interim periods have been made, and all such adjustments were of a normal recurring nature.

Basis of presentation
The financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

Liquidity and Capital Resources

Liquidity and Capital Resources

At June 30, 2016, the Company had an accumulated deficit since inception of $57,733,000 (including a net loss for the quarter ended June 30, 2016 of $1,967,734) and had a negative working capital of $10,274,966. As of August 11, 2016, we had remaining cash of $469,389. These factors raise substantial doubt about our ability to continue as a going concern. Since January 1, 2015, the Company has completed the following transactions to provide working capital: Entered into its first license agreement in February 2015 (under which we expect to receive an aggregate of $2,000,000 over the period of the license), received net proceeds from an additional drawdown from the Fortress Agreement of $1,126,900 in February 2015, received net proceeds of $1,835,000 from the sale of common stock in April 2015, executed a sale of patents for $4,000,000 in June 2015, received net proceeds of approximately $2,175,000 in January 2016 from the sale of Series C preferred stock, received net proceeds of $250,000 from the sale of Series D preferred stock in May 2016, received net proceeds of $1.2 million from the sale of common stock in a registered direct offering, also in May 2016, and received $1,300,000 from a patent license in June 2016. On July 25, 2016, we closed on a $3,000,000 sale of Series E convertible preferred stock, pursuant to which we received net proceeds of approximately $2,825,000. We used $2,500,000 of the net proceeds to redeem approximately 70% of the Series C preferred stock. The remainder of the proceeds are being used for working capital purposes. We will seek to continue our operations primarily with income received through our patent monetization efforts, including licensing revenues and patent sales, but we will likely need to seek additional financing through loans, which will be subject to the restrictions of the Fortress Agreement, and/or the sale of securities. If we are required to raise additional capital financing, we cannot assure you that we will be able to obtain such additional capital on terms acceptable to us or at all. Additionally, if we raise capital through the issuance of equity, our current stockholders will experience dilution.
The business will require significant additional capital and/or patent monetization revenues to continue operations and execute the Company’s long term business plan. Based on the Company’s updated internal financial plan covering the next twelve months (through June 30, 2017), we anticipate that we will require approximately $4.8 million in cash to fund operating expenses, which includes approximately $2.3 million for employee-related costs and consultants performing outsourced functions, approximately $1.0 million for legal and compliance, and approximately $1.5 million for other operational costs. During the next 12 months, we anticipate making $5.4 million of payments relating to the acquisition of our patent portfolios, $2.2 million of which are fixed payments and $3.2 million are variable payments based on forecasted patent monetization revenues. In addition, during the next 12 months, we will require approximately $7.4 million to meet our debt service obligations with Fortress (interest and principal). These amounts payable to Fortress are in addition to any revenue sharing amounts expected to be paid from forecasted patent monetization revenues. Our forecast over this time frame includes revenues from patent monetization activities of approximately $19.2 million, and revenues of approximately $4.4 million and $0.3 million from our subsidiary companies, Inventergy Innovations and ECS, respectively. We will continue to reduce and control expenses and defer obligations where possible. While we believe our forecasted revenues are supported by a pipeline cultivated over multiple years of business development activities, should these efforts fail to meet our forecasts, we will seek additional working capital through the sale of debt or equity securities, as referenced in the preceding paragraph. Based on our existing cash on hand, our management believes we have funds sufficient to meet our anticipated needs for less than three months.
To date, the Company has acquired an aggregate of approximately 755 currently active patents and patent applications for aggregate purchase payments of $12,109,118. We are required to make guaranteed payments to one of the sellers of the patents totaling $2,200,000. See Note 9 herein for further information regarding these guaranteed payments.
The Company will also require additional financing for the purchase of additional patent portfolios and to fund its monetization efforts if new attractive opportunities are found. If the Company acquires additional large patent portfolios, in addition to the cost of the upfront purchase fee (if any) it is likely that additional resources (business, technical or legal) may need to be hired to effectively monetize the portfolio. Resources to analyze new portfolios are already part of the current staffing of the Company. Litigation costs are based primarily on a contingent fee structure (expected to average less than 20% of license revenue for a portfolio) and as such do not scale significantly with the acquisition of new portfolios. Acquisitions or investments may be consummated through the use of cash, equity, seller financing, third party debt, earn-out obligations, revenue sharing, profit sharing, or some combination of two or more of these types of consideration. Due to the current state of the credit markets, the Company is not able to predict with any certainty whether it could obtain debt or equity financing to provide additional sources of liquidity, should the need arise, at favorable rates.

Liquidity and Capital Resources

At December 31, 2015, the Company has an accumulated deficit since inception of $54,806,762 (including a net loss for the year ended December 31, 2015 of $11,733,549) and had a negative working capital of $9,604,568. As of March 30, 2016, we had remaining cash of approximately $869,924 (which includes $200,000 of minimum cash reserves (see discussion, Note 6), which is intended to serve as additional collateral for the Fortress agreement). These factors raise substantial doubt about our ability to continue as a going concern. Toward that end, the Company entered into its first license agreement in February 2015 (under which we expect to receive an aggregate of $2,000,000 over the period of the license), received net proceeds from an additional drawdown from the Fortress Agreement of $1,126,900, received net proceeds of $1,835,000 from the sale of common stock in April 2015, and received gross proceeds of $4,000,000 from the sale of two patent families in June 2015. In addition, the Company received gross payments for patent licensing of $1,500,000 during 2015 and received net proceeds of approximately $2,175,000 in January 2016 from the sale of Series C preferred stock. We will seek to continue our operations primarily with income received through our patent monetization efforts, including licensing revenues and patent sales, but we may need to seek additional financing through loans, which will be subject to the restrictions of the Fortress Agreement, and/or the sale of securities. If we are required to raise additional financing capital, we cannot assure you that we will be able to obtain such additional capital on terms acceptable to us or at all. Additionally, if we raise capital through the issuance of equity, our current stockholders will experience dilution.
The business will need significant additional capital and/or patent monetization revenues to continue to monetize current patent portfolios and will need significant additional capital to purchase any new patent portfolios and execute the Company’s longer term business plan. Based on the Company’s internal planning for 2016, which anticipates certain cash inflows and revenue from our patent sales and licensing pipeline which are expected to close during 2016, estimated cash expenditures for operating expenses will be approximately $6.2 million for the next twelve months, consisting of approximately $1.9 million in employee related costs, $0.8 million in patent maintenance and prosecution fees and $3.5 million in other operational costs. In addition, we anticipate making $7.5 million of payments relating to the acquisition of our patent portfolios, $2.2 million of which are fixed payments and $5.3 million are variable based on assumed patent monetization revenues. Also, debt servicing fees payable to Fortress Investment Group, LLC and its affiliates (“Fortress”) will be approximately $5.8 million. Based on the foregoing and our existing cash balances and proactive measures to reduce expenses and defer obligations where possible, our management believes we have funds sufficient to meet our anticipated needs for less than three months.
To date, the Company has acquired an aggregate of approximately 755 currently active patents and patent applications for aggregate purchase payments of $12,109,118. We are required to make guaranteed payments to one of the sellers of the patents totaling $2,200,000 in 2016. See Note 10 herein for further information.
The Company will also require additional financing for the purchase of additional patent portfolios and to fund their monetization efforts if new attractive opportunities are found. If the Company acquires additional large patent portfolios, in addition to the cost of the upfront purchase fee (if any) it is likely that additional resources (business, technical or legal) may need to be hired to effectively monetize the portfolio. Resources to analyze new portfolios are already part of the current staffing of the Company. Litigation costs are based primarily on a contingent fee structure (expected to average less than 20% of license revenue for a portfolio) and as such do not scale significantly with the acquisition of new portfolios. Acquisitions or investments may be consummated through the use of cash, equity, seller financing, third party debt, earn-out obligations, revenue sharing, profit sharing, or some combination of two or more of these types of consideration. Due to the current state of the credit markets, the Company is not able to predict with any certainty whether it could obtain debt or equity financing to provide additional sources of liquidity, should the need arise, at favorable rates.

Management estimates and related risks
Management estimates and related risks
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the dates of the financial statements and the reported amounts of revenues and expenses during the reported periods. Although these estimates reflect management’s best estimates, it is at least reasonably possible that a material change to these estimates could occur in the near term.

Management estimates and related risks
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the dates of the financial statements and the reported amounts of revenues and expenses during the reported periods. Although these estimates reflect management’s best estimates, it is at least reasonably possible that a material change to these estimates could occur in the near term.

Cash and cash equivalents
Cash and cash equivalents
The Company considers all highly liquid financial instruments with original maturities of three months or less at the time of purchase to be cash equivalents.

Cash and cash equivalents
The Company considers all highly liquid financial instruments with original maturities of three months or less at the time of purchase to be cash equivalents.

Accounts Receivable, net
Accounts Receivable, net
Accounts receivable are stated net of allowances for doubtful accounts. The Company typically grants standard credit terms to customers in good credit standing. The Company generally reserves for estimated uncollectible accounts on a customer-by-customer basis, which requires the Company to judge each individual customer’s ability and intention to fully pay account balances. The Company makes these judgments based on knowledge of and relationships with customers and current economic trends, and updates these estimates on a monthly basis. Any changes in estimates, which could be significant, are included in earnings in the period in which the change in estimate occurs. As of June 30, 2016, the Company has established a reserve of $22,350 for uncollectable accounts.

Accounts Receivable, net
Accounts receivable are stated net of allowances for doubtful accounts. The Company typically grants standard credit terms to customers in good credit standing. The Company generally reserves for estimated uncollectible accounts on a customer-by-customer basis, which requires judgment about each individual customer’s ability and intention to fully pay account balances. The Company makes these judgments based on knowledge of and relationships with customers and current economic trends, and updates estimates on a monthly basis. Any changes in estimate, which can be significant, are included in earnings in the period in which the change in estimate occurs. As of December 31, 2015, the Company has not established any reserves for uncollectable accounts.

Inventories
Inventories
Inventories consist of finished goods and some component and spare parts. Inventory is valued at the lower of cost or market with cost determined utilizing standard cost which approximates the first-in, first-out (FIFO) method. The Company performs an analysis of slow-moving or obsolete inventory on a regular basis and any changes in valuation reserves, which could potentially be significant, are included in earnings in the period in which the evaluations are completed. In December 2015, the Company sold its remaining security products inventory, and expects that its business model going forward will not require maintaining any inventory.

Property and equipment, net
Property and equipment, net
Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets (or the term of the lease, if shorter), which range from three to five years. Routine maintenance and repair costs are expensed as incurred. The costs of major additions, replacements and improvements are capitalized. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation is removed and any resulting gain or loss is credited or charged to operations.

Property and equipment, net
Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets (or the term of the lease, if shorter), which range from three to five years. Routine maintenance and repair costs are expensed as incurred. The costs of major additions, replacements and improvements are capitalized. Upon retirement or sale, the cost of assets disposed and the related accumulated depreciation is removed and any resulting gain or loss is credited or charged to operations.

Patents, net
Patents, net
Patents, including acquisition costs, are stated at cost, less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the respective assets, generally 7 – 10 years. Upon retirement or sale, the cost of assets disposed and the related accumulated amortization are removed from the accounts and any resulting gain or loss is credited or charged to operations. Patents are utilized for the purpose of generating licensing revenue.

Patents, net
Patents, including acquisition costs, are stated at cost, less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the respective assets, generally 7 – 10 years. Upon retirement or sale, the cost of assets disposed and the related accumulated amortization are removed from the accounts and any resulting gain or loss is credited or charged to operations. Patents are utilized for the purpose of generating licensing revenue.

Intangible Assets
Intangible Assets
Intangible assets consist of certain contract rights acquired in the Merger. Intangible assets are amortized on a straight-line basis over their estimated useful life of five years.

Intangible Assets, net
Intangible assets consist of certain contract rights acquired in the Merger. Intangible assets are amortized on a straight-line basis over their estimated useful life of five years.

Goodwill
Goodwill
Goodwill represents the excess of the aggregate purchase price over the fair value of the net tangible and identifiable intangible assets acquired by the Company. The carrying amount of goodwill will be tested for impairment annually or more frequently if facts and circumstances warrant a review. The Company determined that it is a single reporting unit for the purpose of goodwill impairment tests. For purposes of assessing the impairment of goodwill, the Company estimates the value of the reporting unit using independent valuation and/or other market validation of certain asset values as the best evidence of fair value. This fair value is then compared to the carrying value of the reporting unit.

Goodwill
Goodwill represents the excess of the aggregate purchase price over the fair value of the net tangible and identifiable intangible assets acquired by the Company. The carrying amount of goodwill will be tested for impairment annually or more frequently if facts and circumstances warrant a review. The Company determined that it is a single reporting unit for the purpose of goodwill impairment tests. For purposes of assessing the impairment of goodwill, the Company estimates the value of the reporting unit using independent valuation and/or other market validation of certain asset values as the best evidence of fair value. This fair value is then compared to the carrying value of the reporting unit.

Impairment of long-lived assets
Impairment of long-lived assets
The Company evaluates the carrying value of long-lived assets on an annual basis, or more frequently whenever circumstances indicate a long-lived asset may be impaired. When indicators of impairment exist, the Company estimates future undiscounted cash flows attributable to such assets. In the event cash flows are not expected to be sufficient to recover the recorded value of the assets, the assets are written down to their estimated fair value.

Impairment of long-lived assets
The Company evaluates the carrying value of long-lived assets on an annual basis, or more frequently whenever circumstances indicate a long-lived asset may be impaired. When indicators of impairment exist, the Company estimates future undiscounted cash flows attributable to such assets. In the event cash flows are not expected to be sufficient to recover the recorded value of the assets, the assets are written down to their estimated fair value. On December 31, 2014, the Company recorded an impairment charge of $686,350 as a result of terminating an acquired contract in the first quarter of 2015 that provided distribution services of facility security and access control products that the Company inherited as part of the Merger.

Concentration of credit risk
Concentration of credit risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. Cash and cash equivalents are deposited with high quality financial institutions. Periodically, such balances are in excess of federally insured limits.

Concentration of credit risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. Cash and cash equivalents are deposited with high quality financial institutions. Periodically, such balances are in excess of federally insured limits.

Stock-based compensation
Stock-based compensation
The Company has a stock option plan under which incentive and non-qualified stock options and restricted stock awards (“RSAs”) are granted primarily to employees. All share-based payments to employees, including grants of employee stock options and RSAs, are recognized in the financial statements based on their respective grant date fair values. The benefits of tax deductions in excess of recognized compensation cost are reported as a financing cash flow.
The Company estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods in the Company’s statements of comprehensive income or loss. The Company has estimated the fair value of each option award as of the date of grant using the Black-Scholes option pricing model. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded. The awards issued consist of fully-vested stock awards, performance-based restricted shares, and service-based restricted shares.
Expenses related to stock-based awards issued to non-employees are recognized at fair value on a recurring basis over the expected service period. The Company estimates the fair value of the awards using the Black-Scholes option pricing model.

Stock-based compensation
The Company has a stock option plan under which incentive and non-qualified stock options and restricted stock awards (“RSAs”) are granted primarily to employees. All share-based payments to employees, including grants of employee stock options and RSAs, are recognized in the financial statements based on their respective grant date fair values. The benefits of tax deductions in excess of recognized compensation cost are reported as a financing cash flow.
The Company estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods in the Company’s statements of comprehensive income or loss. The Company has estimated the fair value of each option award as of the date of grant using the Black-Scholes option pricing model. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded. The awards issued consist of fully-vested stock awards, performance-based restricted shares, and service-based restricted shares.
Expenses related to stock-based awards issued to non-employees are recognized at fair value on a recurring basis over the expected service period. The Company estimates the fair value of the awards using the Black-Scholes option pricing model.

Income taxes
Income taxes
The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when it is more likely than not that deferred tax assets will not be realized. Realization of deferred tax assets is dependent upon future pretax earnings, the reversal of temporary differences between book and tax income, and the expected tax rates in future periods. The Company has a full valuation allowance on all deferred tax assets.
The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized.

Income taxes
The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when it is more likely than not that deferred tax assets will not be realized. Realization of deferred tax assets is dependent upon future pretax earnings, the reversal of temporary differences between book and tax income, and the expected tax rates in future periods. The Company has a full valuation allowance on all deferred tax assets.
The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized.

Fair value measurements
Fair value measurements
The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs within the fair value hierarchy. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s own assumptions about what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The following methods and assumptions were used to estimate the fair value of financial instruments:
•	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
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Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

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Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The category within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair value measurements
The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs within the fair value hierarchy. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s own assumptions about what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The following methods and assumptions were used to estimate the fair value of financial instruments:
•	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
•
Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The category within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers. ASU 2014-09 will be effective for the Company beginning in its first quarter of 2019 and early adoption is permitted. Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (“ASU 2016-08”); ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing (“ASU 2016-10”); and ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”). The Company must adopt ASU 2016-08, ASU 2016-10 and ASU 2016-12 with ASU 2014-09 (collectively, the “new revenue standards”). The new revenue standards may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the timing of its adoption and the impact of adopting the new revenue standards on its consolidated financial statements.
In August 2014, the FASB issued a new accounting standard which requires management to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern for each annual and interim reporting period and to provide related footnote disclosures in certain circumstances. ASU 2014-15 Presentation of Financial Statements — Going Concern is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. Early adoption is permitted. We are currently evaluating the impact of this accounting standard.
In April 2015, the FASB issued a new accounting standard which changes the presentation of debt issuance costs in financial statements. Under the new standard, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The Company adopted this standard beginning in 2016, and its adoption did not have a material impact on our financial position or results of operations.
In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).” The amendments under this pronouncement will change the way all leases with a duration of one year of more are treated. Under this guidance, lessees will be required to capitalize virtually all leases on the balance sheet as a right-of-use asset and an associated financing lease liability or capital lease liability. The right-of-use asset represents the lessee’s right to use, or control the use of, a specified asset for the specified lease term. The lease liability represents the lessee’s obligation to make lease payments arising from the lease, measured on a discounted basis. Based on certain characteristics, leases are classified as financing leases or operating leases. Financing lease liabilities, those that contain provisions similar to capitalized leases, are amortized like capital leases are under current accounting, as amortization expense and interest expense in the statement of operations. Operating lease liabilities are amortized on a straight-line basis over the life of the lease as lease expense in the statement of operations. This update is effective for annual reporting periods, and interim periods within those reporting periods, beginning after December 15, 2018. The Company is currently evaluating the impact this standard will have on its policies and procedures pertaining to its existing and future lease arrangements, disclosure requirements and on its consolidated financial statements.
In March 2016, the FASB issued a new accounting standard for employee share-based payments accounting. The accounting standard primarily affects the accounting for forfeitures, minimum statutory tax withholding requirements, and income tax effects related to share-based payments at settlement (or expiration). The accounting standard is effective for annual reporting periods beginning after December 15, 2017 and interim periods within annual reporting periods beginning after December 15, 2018. Early adoption is permitted. We are currently evaluating the impact of this accounting standard on our consolidated financial statements.

Recently Issued Accounting Standards
In May 2014, the FASB issued a new financial accounting standard which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance. ASU 2014-09 Revenue from Contracts with Customers is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2017. Early adoption is not permitted. We are currently evaluating the impact of this accounting standard.
In August 2014, the FASB issued a new accounting standard which requires management to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern for each annual and interim reporting period and to provide related footnote disclosures in certain circumstances. ASU 2014-15 Presentation of Financial Statements — Going Concern is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. Early adoption is permitted. We are currently evaluating the impact of this accounting standard.
In April 2015, the FASB issued a new accounting standard which changes the presentation of debt issuance costs in financial statements. Under the new standard, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The accounting standard is effective for annual reporting periods beginning after December 15, 2015 and interim periods beginning after December 15, 2016. Early adoption is allowed for all entities for financial statements that have not been previously issued. The adoption of this standard is not expected to have a material impact on our financial position or results of operations.
In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments under this pronouncement will change the way all leases with a duration of one year of more are treated. Under this guidance, lessees will be required to capitalize virtually all leases on the balance sheet as a right-of-use asset and an associated financing lease liability or capital lease liability. The right-of-use asset represents the lessee’s right to use, or control the use of, a specified asset for the specified lease term. The lease liability represents the lessee’s obligation to make lease payments arising from the lease, measured on a discounted basis. Based on certain characteristics, leases are classified as financing leases or operating leases. Financing lease liabilities, those that contain provisions similar to capitalized leases, are amortized like capital leases are under current accounting, as amortization expense and interest expense in the statement of operations. Operating lease liabilities are amortized on a straight-line basis over the life of the lease as lease expense in the statement of operations. This update is effective for annual reporting periods, and interim periods within those reporting periods, beginning after December 15, 2018. The Company is currently evaluating the impact this standard will have on its policies and procedures pertaining to its existing and future lease arrangements, disclosure requirements and on its consolidated financial statements.